UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments Dividend and Income Fund, Inc.

February 29, 2008

	Number of
	Shares	Value
Common Stock – 78.02%
Consumer Discretionary – 4.96%
Õ†@=Avado Brands	1,390	$0
Gap	100,600	2,029,102
Limited Brands	91,200	1,390,800
Mattel	101,200	1,955,184
†Time Warner Cable Class A	7	191
		5,375,277
Consumer Staples – 7.72%
B&G Foods Class A	40,900	406,546
Heinz (H.J.)	45,700	2,015,827
*Kimberly-Clark	30,900	2,014,062
Kraft Foods Class A	69,800	2,175,666
Safeway	61,400	1,764,636
		8,376,737
Diversified REITs – 0.29%
*iStar Financial	16,000	315,360
		315,360
Energy – 4.57%
Chevron	28,500	2,469,810
ConocoPhillips	30,100	2,489,571
		4,959,381
Financials – 13.22%
Allstate	45,400	2,166,942
Chubb	38,300	1,949,470
Discover Financial Services	125,300	1,890,777
Hartford Financial Services Group	26,000	1,817,400
Huntington Bancshares	125,700	1,536,054
Morgan Stanley	46,700	1,967,004
Wachovia	42,100	1,289,102
*Washington Mutual	116,300	1,721,240
		14,337,989
Health Care – 10.89%
Abbott Laboratories	34,500	1,847,475
Baxter International	32,600	1,924,052
Bristol-Myers Squibb	81,700	1,847,237
Johnson & Johnson	32,000	1,982,720
Pfizer	101,000	2,250,280
Wyeth	45,000	1,962,900
		11,814,664
Health Care REITs – 2.75%
HCP	23,500	685,730
*Health Care REIT	9,500	391,020
*Medical Properties Trust	33,700	403,726
*Nationwide Health Properties	17,000	515,610
Ventas	23,600	986,952
		2,983,038
Hotel REITs – 1.37%
Ashford Hospitality Trust	33,700	224,105
Hersha Hospitality Trust	91,200	818,976
Host Hotels & Resorts	27,100	438,749
		1,481,830

Industrial REITs – 2.37%
*AMB Property	14,300	717,574
*First Potomac Realty Trust	13,400	209,442
*ProLogis	30,500	1,643,340
		2,570,356
Industrials – 5.09%
Donnelley (R.R.) & Sons	58,900	1,874,797
†Foster Wheeler	2	131
Genesis Lease ADR	29,800	562,028
Grupo Aeroportuario del Centro Norte ADR	12,700	287,147
*Macquarie Infrastructure	12,800	428,928
†Northwest Airlines	191	2,559
=Õ†@Port Townsend	350	218,400
Waste Management	65,400	2,147,082
		5,521,072
Information Technology – 6.91%
Intel	93,000	1,855,350
International Business Machines	18,800	2,140,568
Motorola	145,700	1,452,629
Xerox	139,100	2,044,770
		7,493,317
Mall REITs – 3.76%
General Growth Properties	21,506	759,377
Macerich	14,000	896,000
*Simon Property Group	28,900	2,421,820
		4,077,197
Manufactured Housing REITs – 0.60%
*Equity Lifestyle Properties	11,200	511,616
*Sun Communities	6,700	136,546
		648,162
Materials – 2.15%
duPont (E.I.) deNemours	50,200	2,330,284
		2,330,284
Mortgage REITs – 0.29%
Chimera Investment	19,000	314,830
		314,830
Multifamily REITs – 1.92%
*American Campus Communities	14,500	378,450
*Apartment Investment & Management	17,329	596,984
Camden Property Trust	7,300	346,677
Equity Residential	20,000	763,600
		2,085,711
Office REITs – 1.85%
*Alexandria Real Estate Equities	8,900	817,020
Duke Realty	6,400	146,688
Highwoods Properties	10,900	321,332
PS Business Parks	8,500	412,675
SL Green Realty	3,400	311,100
		2,008,815
Self-Storage REITs – 1.00%
Public Storage	13,300	1,082,088
		1,082,088
Shopping Center REITs – 0.45%
*Equity One	12,500	267,500
Ramco-Gershenson Properties	9,900	219,978
		487,478
Specialty Retail – 0.48%
*Entertainment Properties Trust	11,000	515,570
		515,570

Telecommunications – 3.66%
AT&T	58,500	2,037,555
†Century Communications	500,000	350
Verizon Communications	53,100	1,928,592
		3,966,497
Utilities – 1.72%
†Mirant	189	6,993
Progress Energy	44,300	1,856,613
		1,863,606
Total Common Stock (cost $85,541,843)		84,609,259

Convertible Preferred Stock – 5.59%
Automobiles & Automotive Parts – 0.20%
General Motors 5.25% exercise price $64.90, expiration date 3/6/32	12,225	221,395
		221,395
Banking, Finance & Insurance – 2.59%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49	8,800	477,399
•Citigroup Funding 4.963% exercise price $29.50, expiration date 9/27/08	19,000	452,960
#Goldman Sachs Group 144A 35.60% exercise price $100.00, expiration date 8/22/08	6,500	660,815
#Morgan Stanley 144A
11.00% exercise price $94.64, expiration date 1/7/09	5,300	469,925
24.50% exercise price $54.67, expiration date 8/20/08	11,858	631,616
XL Capital 7.00% exercise price $80.59, expiration date 2/15/09	8,000	114,000
		2,806,715
Basic Materials – 0.37%
Freeport-McMoRan Copper & Gold 6.75% exercise price $73.50, expiration date 5/1/10	2,700	398,979
		398,979
Cable, Media & Publishing – 0.29%
#Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49	360	310,455
		310,455
Energy – 0.68%
Chesapeake Energy 4.50% exercise price $44.17, expiration date 12/31/49	3,650	424,769
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	5,250	191,625
McMoRan Exploration 6.75% exercise price $14.88, expiration date 11/15/10	1,000	118,665
		735,059
Health Care & Pharmaceuticals – 0.45%
Mylan 6.50% exercise price $17.08, expiration date 11/15/10	200	179,422
Schering-Plough 6.00% exercise price $33.69, expiration date 8/13/10	1,500	309,938
		489,360
Telecommunications – 0.22%
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	305	238,663
		238,663
Utilities – 0.79%
Entergy 7.625% exercise price $87.14, expiration date 2/17/09	6,750	421,875
NRG Energy 5.75% exercise price $30.23, expiration date 3/16/09	1,225	436,100
		857,975
Total Convertible Preferred Stock (cost $6,173,896)		6,058,601

Preferred Stock – 2.87%
Industrials – 0.06%
=Õ@†Port Townsend	70	69,300
		69,300
Leisure, Lodging & Entertainment – 0.84%
Red Lion Hotels Capital Trust 9.50%	36,249	910,756
		910,756
Real Estate – 1.97%
Grace Acquisitions 8.75%	34,400	378,400
SL Green Realty 7.625%	77,100	1,754,025
		2,132,425
Total Preferred Stock (cost $3,763,025)		3,112,481

	Principal
	Amount
Convertible Bonds – 12.20%
Aerospace & Defense – 0.60%
#AAR 144A 1.75% 2/1/26 exercise price $29.43, expiration date 2/1/26	$260,000	286,325
#L-3 Communications 144A 3.00% 8/1/35 exercise price $101.70, expiration date 8/1/35	290,000	360,325
		646,650
Banking, Finance & Insurance – 0.25%
•#U.S. Bancorp 144A 3.176% 9/20/36 exercise price $38.28, expiration date 9/20/36	275,000	275,880
		275,880
Basic Materials – 0.25%
Rayonier TRS Holdings 3.75% 10/15/12 exercise price $54.82, expiration date 10/15/12	265,000	274,938
		274,938
Cable, Media & Publishing – 0.48%
#Playboy Enterprises 144A 3.00% 3/15/25 exercise price $17.02, expiration date 3/15/25	600,000	517,500
		517,500
Computers & Technology – 3.04%
Advanced Micro Devices 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	230,000	157,263
#Advanced Micro Devices 144A 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	450,000	307,688
Euronet Worldwide 3.50% 10/15/25 exercise price $40.48, expiration date 10/15/25	405,000	363,994
Fairchild Semiconductor 5.00% 11/1/08 exercise price $30.00, expiration date 11/1/08	410,000	410,512
Flextronics International 1.00% 8/1/10 exercise price $15.53, expiration date 8/1/10	400,000	395,000
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43, expiration date 1/15/26	340,000	275,825
#Informatica 144A 3.00% 3/15/26 exercise price $20.00, expiration date 3/15/26	200,000	225,500
#Intel 144A 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35	255,000	242,250
ON Semiconductor 2.625% 12/15/26 exercise price $10.50, expiration date 12/15/26	575,000	500,968
SanDisk 1.00% 5/15/13 exercise price $82.36, expiration date 5/15/13	280,000	211,400
#Sybase 144A 1.75% 2/22/25 exercise price $25.22, expiration date 2/22/25	500,000	600,624
		3,296,024
Electronics & Electrical Equipment – 0.36%
Flextronics International 1.00% 8/1/10 exercise price $15.53, expiration date 8/1/10	400,000	395,000
		395,000
Energy – 1.15%
Halliburton 3.125% 7/15/23 exercise price $18.75, expiration date 7/15/23	250,000	512,812
Peabody Energy 4.75% 12/15/41 exercise price $58.45, expiration date 12/15/41	150,000	183,938
Pride International 3.25% 5/1/33 exercise price $25.70, expiration date 5/1/33	230,000	323,150
Transocean
1.50% 12/15/37 exercise price $168.61, expiration date 12/15/37	100,000	112,125
1.625% 12/15/37 exercise price $168.61, expiration date 12/15/37	100,000	111,625
		1,243,650
Environmental Services – 0.07%
Allied Waste Industries 4.25% 4/15/34 exercise price $20.43, expiration date 4/15/34	80,000	73,200
		73,200
Health Care & Pharmaceuticals – 2.76%
#Allergan 144A 1.50% 4/1/26 exercise price $63.33, expiration date 4/1/26	415,000	469,468
Amgen 0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13	235,000	210,913
#Amgen 144A 0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13	165,000	148,088
•Bristol-Myers Squibb 4.491% 9/15/23 exercise price $41.28, expiration date 9/15/23	300,000	299,952
CV Therapeutics 3.25% 8/16/13 exercise price $27.00, expiration date 8/16/13	125,000	95,000
Genzyme 1.25% 12/1/23 exercise price $71.24, expiration date 12/1/23	300,000	340,125
Health Management Associates 4.375% 8/1/23 exercise price $13.93, expiration date 8/1/23	180,000	179,775
fHologic 2.00% 12/15/37 exercise price $77.19, expiration date 12/15/37	200,000	204,250
LifePoint Hospitals 3.50% 5/15/14 exercise price $51.79, expiration date 5/14/14	110,000	90,888
Teva Pharmaceutical Finance 0.25% 2/1/26 exercise price $47.06, expiration date 2/1/26	345,000	375,618
•Wyeth 3.581% 1/15/24 exercise price $60.09, expiration date 1/15/24	550,000	574,914
		2,988,991
Leisure, Lodging & Entertainment – 0.36%
#International Game Technology 144A 2.60% 12/15/36 exercise price $61.78, expiration date 12/15/36	375,000	389,063
		389,063

Real Estate – 0.79%
#General Growth Properties 144A 3.98% 4/15/27 exercise price $88.72, expiration date 4/15/27	445,000	356,000
Health Care REIT 4.75% 12/1/06 exercise price $47.82, expiration date 12/1/26	255,000	267,113
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18, expiration date 4/1/10	230,000	236,095
		859,208
Retail – 0.60%
Pantry 3.00% 11/15/12 exercise price $50.10, expiration date 11/15/12	180,000	153,675
#Saks 144A 2.00% 3/15/24 exercise price $11.97, expiration date 3/15/24	160,000	227,200
#United Auto Group 144A 3.50% 4/1/26 exercise price $23.69, expiration date 4/1/26	260,000	266,500
		647,375
Telecommunications – 0.77%
Level 3 Communications 3.50% 6/15/12 exercise price $5.46, expiration date 6/15/12	165,000	121,275
NII Holdings 3.125% 6/15/12 exercise price $118.32, expiration date 6/15/12	410,000	357,725
#Nortel Networks 144A
1.75% 4/15/12 exercise price $32.00, expiration date 4/15/12	115,000	80,356
2.125% 4/15/14 exercise price $32.00, expiration date 4/15/14	115,000	74,175
Qwest Communications International 3.50% 11/15/25 exercise price $5.82, expiration date 11/15/25	180,000	206,775
		840,306
Transportation – 0.43%
#ExpressJet Holdings 144A 4.25% 8/1/23 exercise price $18.20, expiration date 8/1/23	200,000	194,000
*JetBlue Airways 3.50% 7/15/33 exercise price $28.33, expiration date 7/15/33	275,000	269,500
		463,500
Utilities – 0.29%
Dominion Resources 2.125% 12/15/23 exercise price $36.33, expiration date 12/15/23	290,000	321,190
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21	180,000	0
		321,190
Total Convertible Bonds (cost $13,707,960)		13,232,475

Corporate Bonds – 28.58%
Basic Industries – 2.84%
*AK Steel 7.75% 6/15/12	175,000	177,188
Foundation Pennsylvania Coal 7.25% 8/1/14	280,000	278,599
Freeport McMoRan Copper & Gold 8.25% 4/1/15	135,000	142,256
Georgia-Pacific
7.70% 6/15/15	130,000	123,500
8.875% 5/15/31	250,000	223,750
#GTL Trade Finance 144A 7.25% 10/20/17	100,000	104,893
*#Ineos Group Holdings 144A 8.50% 2/15/16	130,000	98,150
Innophos 8.875% 8/15/14	130,000	127,400
#MacDermid 144A 9.50% 4/15/17	120,000	106,200
Momentive Performance Materials 9.75% 12/1/14	165,000	148,500
#NewPage 144A 10.00% 5/1/12	225,000	226,688
=Õ‡@Port Townsend 12.431% 8/27/12	98,000	97,020
Potlatch 13.00% 12/1/09	250,000	284,667
#Rock-Tenn 144A 9.25% 3/15/16	75,000	76,436
Rockwood Special Group 7.50% 11/15/14	200,000	192,000
•#Ryerson 144A 10.614% 11/1/14	125,000	116,250
#Sappi Papier Holding 144A 6.75% 6/15/12	275,000	273,685
Steel Dynamics 6.75% 4/1/15	120,000	117,900
#Steel Dynamics 144A 7.375% 11/1/12	65,000	66,138
Verso Paper Holdings 9.125% 8/1/14	105,000	99,488
		3,080,708
Brokerage – 0.41%
LaBranche
9.50% 5/15/09	265,000	270,963
11.00% 5/15/12	174,000	178,350
		449,313
Capital Goods – 1.89%
CPG International I 10.50% 7/1/13	120,000	106,200
DRS Technologies 7.625% 2/1/18	155,000	155,775
Graham Packaging 8.50% 10/15/12	165,000	148,913

Graphic Packaging International 8.50% 8/15/11	140,000	135,800
Greenbrier 8.375% 5/15/15	110,000	105,463
Interface 10.375% 2/1/10	215,000	225,749
Intertape Polymer 8.50% 8/1/14	165,000	139,013
Koppers Industries 9.875% 10/15/13	120,000	127,500
L-3 Communications 7.625% 6/15/12	285,000	293,550
•NXP BV Funding 7.008% 10/15/13	115,000	93,294
Owens Brockway Glass Container 6.75% 12/1/14	225,000	226,124
Smurfit-Stone Container Enterprises 8.00% 3/15/17	85,000	75,650
#SPX 144A 7.625% 12/15/14	70,000	72,188
Trimas 9.875% 6/15/12	153,000	139,804
		2,045,023
Consumer Cyclical – 2.75%
DR Horton 8.00% 2/1/09	120,000	119,400
Ford Motor 7.45% 7/16/31	150,000	103,125
Ford Motor Credit 7.80% 6/1/12	695,000	599,780
*General Motors
6.375% 5/1/08	300,000	299,250
8.375% 7/15/33	135,000	103,950
GMAC 6.875% 8/28/12	825,000	659,117
#Invista 144A 9.25% 5/1/12	135,000	138,881
KB Home 8.625% 12/15/08	115,000	115,575
Lear 8.75% 12/1/16	330,000	286,275
Neiman Marcus Group PIK 9.00% 10/15/15	230,000	230,000
Tenneco 8.625% 11/15/14	115,000	113,275
#Tenneco 144A 8.125% 11/15/15	125,000	125,938
#TRW Automotive 144A 7.00% 3/15/14	100,000	92,750
		2,987,316
Consumer Non-Cyclical – 0.94%
ACCO Brands 7.625% 8/15/15	110,000	96,250
*Constellation Brands 8.125% 1/15/12	205,000	206,025
Cott Beverages 8.00% 12/15/11	120,000	99,000
Del Monte
6.75% 2/15/15	60,000	57,300
8.625% 12/15/12	45,000	45,900
*Jarden 7.50% 5/1/17	140,000	123,375
National Beef Packing 10.50% 8/1/11	210,000	185,850
Pilgrim's Pride 8.375% 5/1/17	184,000	162,840
Visant Holding 8.75% 12/1/13	45,000	42,863
		1,019,403
Energy – 4.92%
AmeriGas Partners 7.125% 5/20/16	210,000	205,800
Chesapeake Energy
*6.375% 6/15/15	155,000	150,738
6.625% 1/15/16	175,000	171,281
Complete Production Service 8.00% 12/15/16	105,000	101,456
Compton Petroleum Finance 7.625% 12/1/13	350,000	327,250
Dynergy Holdings 7.75% 6/1/19	460,000	430,099
El Paso
*6.875% 6/15/14	130,000	133,582
7.00% 6/15/17	225,000	233,366
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	175,000	182,407
Energy Partners 9.75% 4/15/14	105,000	88,463
Ferrellgas Finance Escrow 6.75% 5/1/14	205,000	201,156
Geophysique-Veritas
7.50% 5/15/15	30,000	30,300
7.75% 5/15/17	135,000	136,688
#Helix Energy Solutions 144A 9.50% 1/15/16	200,000	201,000
#Hilcorp Energy I 144A
7.75% 11/1/15	120,000	113,700
9.00% 6/1/16	205,000	206,025

Inergy Finance
6.875% 12/15/14	150,000	146,250
8.25% 3/1/16	75,000	77,250
#Key Energy Services 144A 8.375% 12/1/14	140,000	141,050
Mariner Energy 8.00% 5/15/17	225,000	217,125
Massey Energy
6.625% 11/15/10	50,000	50,000
6.875% 12/15/13	195,000	190,125
#OPTI Canada 144A
7.875% 12/15/14	85,000	83,088
8.25% 12/15/14	35,000	34,738
PetroHawk Energy 9.125% 7/15/13	240,000	246,000
Plains Exploration & Production 7.00% 3/15/17	220,000	212,300
Regency Energy Partners 8.375% 12/15/13	176,000	176,880
#Stallion Oilfield Services 144A 9.75% 2/1/15	125,000	96,875
Whiting Petroleum 7.25% 5/1/13	320,000	319,200
Williams 7.50% 1/15/31	410,000	436,649
		5,340,841
Finance & Investments – 0.58%
Leucadia National 8.125% 9/15/15	240,000	243,000
#LVB Acquisition Merger Sub144A 10.00% 10/15/17	155,000	161,006
#Nuveen Investments 144A 10.50% 11/15/15	245,000	223,869
		627,875
Media – 0.97%
#Charter Communications Operating144A 8.00% 4/30/12	245,000	229,075
CSC Holdings 7.625% 4/1/11	115,000	114,856
Dex Media West 9.875% 8/15/13	250,000	210,625
Lamar Media 6.625% 8/15/15	95,000	87,875
#LBI Media 144A 8.50% 8/1/17	100,000	88,000
NTL Cable 9.125% 8/15/16	130,000	109,850
#Quebecor Media 144A 7.75% 3/15/16	225,000	207,563
		1,047,844
Real Estate – 0.29%
*Host Hotels & Resorts 7.125% 11/1/13	320,000	316,800
		316,800
Services Cyclical – 4.27%
Aramark 8.50% 2/1/15	515,000	509,849
Cardtronics 9.25% 8/15/13	30,000	28,425
#Cardtronics 144A 9.25% 8/15/13	100,000	94,750
Corrections Corporation of America
6.25% 3/15/13	250,000	250,625
7.50% 5/1/11	125,000	128,125
FTI Consulting 7.625% 6/15/13	455,000	474,337
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	250,000	250,000
Gaylord Entertainment 8.00% 11/15/13	120,000	111,000
Global Cash Access 8.75% 3/15/12	125,000	120,938
Harrahs Operating 5.50% 7/1/10	210,000	186,375
#Harrahs Operating 144A 10.75% 2/1/16	110,000	96,663
Hertz 8.875% 1/1/14	210,000	201,075
Kansas City Southern de Mexico 9.375% 5/1/12	400,000	417,999
Kansas City Southern Railway 9.50% 10/1/08	25,000	25,688
Majestic Star Casino 9.50% 10/15/10	120,000	106,200
Mandalay Resort Group
9.375% 2/15/10	90,000	92,925
9.50% 8/1/08	225,000	228,938
MGM MIRAGE 7.625% 1/15/17	105,000	99,488
‡Northwest Airlines 10.00% 2/1/09	55,000	2,131
#Penhall International 144A 12.00% 8/1/14	105,000	88,725
#Pokagon Gaming Authority 144A 10.375% 6/15/14	373,000	389,784
Seabulk International 9.50% 8/15/13	250,000	265,000

#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	145,000	148,899
8.03% 10/1/20	75,000	75,890
Station Casinos 6.00% 4/1/12	115,000	97,750
Wynn Las Vegas Capital 6.625% 12/1/14	140,000	135,100
		4,626,679
Services Non-Cyclical – 2.02%
Advanced Medical Optics 7.50% 5/1/17	105,000	90,300
Allied Waste North America
7.375% 4/15/14	115,000	111,263
7.875% 4/15/13	215,000	220,644
#Bausch & Lomb 144A 9.875% 11/1/15	160,000	162,800
Casella Waste Systems 9.75% 2/1/13	275,000	273,624
HCA 9.25% 11/15/16	240,000	246,600
HCA PIK 9.625% 11/15/16	542,000	560,970
•HealthSouth 10.829% 6/15/14	120,000	117,300
Iron Mountain
6.625% 1/1/16	105,000	100,538
8.625% 4/1/13	115,000	116,438
Universal Hospital Services PIK 8.50% 6/1/15	185,000	185,463
		2,185,940
Technology & Electronics – 0.27%
Freescale Semiconductor 8.875% 12/15/14	95,000	77,900
*Sungard Data Systems 9.125% 8/15/13	210,000	212,625
		290,525
Telecommunications – 3.74%
American Tower 7.125% 10/15/12	300,000	308,999
#American Tower 144A 7.00% 10/15/17	125,000	125,313
Broadview Network Holdings 11.375% 9/1/12	135,000	131,625
•Centennial Communications 10.479% 1/1/13	225,000	208,125
Citizens Communications 7.125% 3/15/19	350,000	320,250
Cricket Communications 9.375% 11/1/14	105,000	93,975
#Digicel 144A 9.25% 9/1/12	175,000	176,750
•#Hellas Telecommunications Luxembourg II 144A 10.008% 1/15/15	115,000	84,525
Hughes Network Systems 9.50% 4/15/14	205,000	205,513
ΩInmarsat Finance 10.375% 11/15/12	275,000	267,437
Intelsat Bermuda 11.25% 6/15/16	215,000	215,269
Lucent Technologies 6.45% 3/15/29	215,000	162,325
MetroPCS Wireless 9.25% 11/1/14	180,000	159,300
•Nortel Networks 8.508% 7/15/11	255,000	221,850
PAETEC Holding 9.50% 7/15/15	100,000	93,250
Qwest
6.50% 6/1/17	150,000	137,625
7.50% 10/1/14	200,000	199,000
Qwest Capital Funding 7.25% 2/15/11	235,000	229,712
Rural Cellular
•8.989% 11/1/12	75,000	76,125
9.875% 2/1/10	275,000	283,937
Time Warner Telecom Holdings 9.25% 2/15/14	140,000	140,700
Windstream 8.125% 8/1/13	215,000	215,538
		4,057,143
Utilities – 2.69%
AES
7.75% 3/1/14	130,000	132,275
8.00% 10/15/17	140,000	143,500
Elwood Energy 8.159% 7/5/26	258,447	258,009
Midwest Generation 8.30% 7/2/09	131,522	133,495
Mirant Americas Generation 8.30% 5/1/11	275,000	278,094

Mirant North America 7.375% 12/31/13	220,000	221,925
NRG Energy 7.375% 2/1/16	840,000	811,650
Orion Power Holdings 12.00% 5/1/10	250,000	272,500
#Texas Competitive Electric 144A 10.25% 11/1/15	680,000	666,400
		2,917,848
Total Corporate Bonds (cost $31,997,940)		30,993,258

«Senior Secured Loans – 3.38%
Allied Waste North America 7.73% 3/28/14	92,814	86,955
ALLTEL 7.69% 12/31/14	119,700	108,594
Aramark 7.073% 1/26/14	7,888	7,306
Aramark Term Loan B 6.705% 1/26/14	212,112	196,436
Building Materials 8.256% 2/22/14	99,501	80,409
Community Health Systems
7.61% 7/2/14	433,650	397,604
7.61% 8/25/14	21,810	20,016
Dynegy Holdings 7.284/2/13	245,000	221,880
Energy Futures Holdings 8.39% 10/10/14	413,963	377,901
Ford Motor 8.36% 11/29/13	247,754	212,268
Freescale Semiconductor 7.37% 12/1/13	119,698	101,860
General Motors 7.056% 11/17/13	224,433	197,782
Georgia Pacific Term Loan B 7.115% 12/22/12	199,749	184,851
Goodyear Tire & Rubber 2nd Lien 7.4730/14	125,000	113,789
Hawker Beechcraft 4.73% 3/26/14	12,962	12,087
Hawker Beechcraft Term Loan B 6.83% 3/26/14	152,038	141,889
Idearc 7.30% 11/1/14	99,497	81,775
Jarden 7.67% 1/24/12	124,359	114,846
MacDermid Term Loan B 7.45% 4/12/14	96,408	80,983
MetroPCS Wireless Term Loan B 9.70% 2/20/14	119,697	109,572
Northwest Airlines 5.13% 8/21/13	100,000	85,719
Solar Capital 7.53% 2/11/13	199,748	185,547
Stallion Oilfield Services Term Loan B 8.65% 8/1/12	125,000	105,625
Talecris Biotherapeutics 2nd Lien 11.85% 12/6/14	150,000	127,500
Time Warner Telecom Holdings 7.62% 1/7/13	199,497	186,530
Windstream Term Loan B 8.36% 7/17/13	124,375	119,555
Total Senior Secured Loans (cost $3,937,221)		3,659,279

	Number of
	Shares
Warrants – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	650	0
=†@Port Townsend	70	1,680
Total Warrants (cost $56,974)		1,680
	Principal
	Amount
≠Discount Note – 9.67%
Federal Home Loan Bank 2.00% 03/03/2008	$10,490,764	10,489,599
Total Discount Note (cost $10,489,599)		10,489,599
Total Value of Securities Before Securities Lending Collateral – 140.31%
(cost $155,668,458)		152,156,632

	Number of
	Shares
Securities Lending Collateral** – 11.40%
Investment Companies
Mellon GSL DBT II Collateral Fund	12,363,940	12,363,940
Total Securities Lending Collateral (cost $12,363,940)		12,363,940

Total Value of Securities – 151.71%
(cost $168,032,398)	164,520,572 ©
Obligation to Return Securities Lending Collateral** – (11.40%)	(12,363,940)
Borrowing Under Line of Credit – (40.57%)	(44,000,000)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.26%	283,779
Net Assets Applicable to 10,458,774 Shares Outstanding – 100.00%	$108,440,411

ÕRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At February 29, 2008, the aggregate amount of the restricted security was $386,400 which represented 0.36% of the Fund’s net assets. See Note 7 in “notes.”
†Non-income producing security for the period ended February 29, 2008.
@Illiquid security. At February 29, 2008, the aggregate amount of illiquid securities was $386,400, which represented 0.36% of the Fund’s net assets. See Note 7 in “notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At February 29, 2008, the aggregate amount of fair valued securities was $386,400, which represented 0.36% of the Fund’s net assets. See Note 1 in “notes.”
*Fully or partially on loan.
•Variable rate security. The rate shown is the rate as of February 29, 2008.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2008, the aggregate amount of Rule 144A securities was $12,920,845, which represented 11.92% of the Fund’s net assets. See Note 7 in “notes.”
fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at February 29, 2008.
‡Non-income producing security. Security is currently in default.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
≠The rate shown is the effective yield at the time of purchase.
**See Note 6 in “notes.”
©Includes $13,662,331 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CDS – Credit Default Swap
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

The following swap contracts were outstanding at February 29, 2008:

Swap Contracts1
Credit Default Swap Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Appreciation (Deprecation)
Protection Purchased:
Lehman Brothers
Capmark Financial 5 yr CDS	70,000	1.65%	9/20/12	$20,335
Gannet 7 yr CDS	122,000	0.88%	9/20/14	8,108
New York Times 7 yr CDS	122,000	0.75%	9/20/14	11,620
Sara Lee 7 yr CDS	122,000	0.60%	9/20/14	2,016
				$42,079
Protection Sold:
Lehman Brothers
Reynolds American 5 yr CDS	(244,000)	1.00%	9/20/12	$(3,611)
				$(3,611)

The use of swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 5 in “notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware Investments Dividend and Income Fund, Inc. (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 29, 2008, the Fund held no investments in repurchase agreements.

Distributions – The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains to the extent permitted and, if necessary, a return of capital. The current annualized rate is $0.96 per share ($0.08 monthly). The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character.

2. Investments
At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$168,091,391
Aggregate unrealized appreciation	11,172,344
Aggregate unrealized depreciation	(14,743,163)
Net unrealized appreciation	$(3,570,819)

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of February 29, 2008:

Level	Securities	Derivatives
Level 1	$96,754,448	$-
Level 2	65,238,617	230,468
Level 3	2,527,507	-
Total	$164,520,572	$230,468

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 11/30/2007	$218,725	$-
Net change in unrealized
appreciation/(depreciation)	(519,087)	-
Net purchases, sales and settlements	2,827,869	-
Balance as of 2/29/08	$2,527,507	$-

Net change in unrealized
appreciation/depreciation from
Investments still held as of 2/29/08	$25	$-

3. Commercial Paper
The Fund terminated the commercial paper program and related liquidity Agreement with JPMorgan Chase on December 20, 2007.

4. Line of Credit
For the period ended February 29, 2008, the Fund borrowed money pursuant to a $44,000,000 Line of Credit Agreement with the Bank of New York. At February 29, 2008, the par value of loans outstanding was $44,000,000 at the Fed Funds rate of 3.125% plus 0.25%. During the period February 29, 2008, the average daily balance of loans outstanding was $39,252,747 at a weighted average Fed Funds rate of approximately 3.992% plus 0.25%. The maximum amount of borrowings outstanding at any time during the period was $44,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at a rate of 0.10% per annum on the unusual balance. The loan is collateralized by the Fund’s portfolio.

5. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended February 29, 2008, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

6. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 29, 2008, the market value of securities on loan was $13,662,331, for which the Fund received collateral, comprised of non-cash collateral valued at $1,849,600, and cash collateral of $12,363,940. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

7. Credit and Market Risk
The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 29, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Directors has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Both Rule 144A and illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below: